Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Millions, except Share data	Mar. 31, 2011	Dec. 31, 2010
Assets
Federal funds sold and securities purchased under resale agreements (included $19,998 and $20,299 at fair value)	$ 217,356	$ 222,554
Securities borrowed (included $15,334 and $13,961 at fair value)	119,000	123,587
Securities (included $334,784 and $316,318 at fair value and assets pledged of $93,668 and $86,891)	334,800	316,336
Loans (included $1,805 and $1,976 at fair value)	685,996	692,927
Accrued interest and accounts receivable	79,236	70,147
Other assets	106,836	105,291
Liabilities
Deposits (included $4,277 and $4,369 at fair value)	995,829	930,369
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,214 and $4,060 at fair value)	285,444	276,644
Other borrowed funds (included $10,616 and $9,931 at fair value)	36,704	34,325
Accounts payable and other liabilities at fair value	171,638	170,330
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917	77,649
Long-term debt, at fair value	269,616	270,653
Stockholders' equity
Preferred stock, par value (actual number)	$ 1	$ 1
Preferred stock, shares authorized (actual number)	200,000,000	200,000,000
Preferred stock, shares issued (actual number)	780,000	780,000
Common stock, par value (actual number)	$ 1	$ 1
Common stock, shares authorized (actual number)	9,000,000,000	9,000,000,000
Common stock, shares issued (actual number)	4,104,933,895	4,104,933,895
Shares held in RSU Trust, shares (actual number)	1,191,389	1,192,712
Treasury stock, shares (actual number)	118,308,413	194,639,785
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Loans (included $1,805 and $1,976 at fair value)	84,208	95,587
Other assets	3,341	3,494
Liabilities
Accounts payable and other liabilities at fair value	1,747	1,922
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917	77,649
Fair value [Member]
Assets
Federal funds sold and securities purchased under resale agreements (included $19,998 and $20,299 at fair value)	19,998	20,299
Securities borrowed (included $15,334 and $13,961 at fair value)	15,334	13,961
Loans (included $1,805 and $1,976 at fair value)	1,805	1,976
Accrued interest and accounts receivable	0	0
Other assets	19,610	18,201
Liabilities
Deposits (included $4,277 and $4,369 at fair value)	4,277	4,369
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,214 and $4,060 at fair value)	6,214	4,060
Other borrowed funds (included $10,616 and $9,931 at fair value)	10,616	9,931
Allowance for lending-related commitments	688	717
Accounts payable and other liabilities at fair value	146	236
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	1,276	1,495
Long-term debt, at fair value	37,915	38,839
Fair value [Member] | Trading assets [Member]
Assets
Securities (included $334,784 and $316,318 at fair value and assets pledged of $93,668 and $86,891)	334,784	316,318
Trading assets [Member]
Assets
Assets pledged	100,385	73,056
Securities [Member]
Assets
Assets pledged	93,668	86,891
Other assets [Member]
Assets
Assets pledged	$ 1,603	$ 1,485